Organization and Description of Business (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2007 denominator numerator	Dec. 31, 2011 entity
Organization and Description of Business
Ordinary shares issued to the existing shareholders	684,210,526
Exchange basis of ordinary shares, numerator	10,000
Exchange basis of ordinary shares, denominator	1
Number of PRC affiliated entities of Group which conducts its operations in China principally through contractual arrangements		3